Commitments, contingencies and operating risks	12 Months Ended
Dec. 31, 2020
Commitments, contingencies and operating risks
Commitments, contingencies and operating risks

27.Commitments, contingencies and operating risks

Operating environment

Russia’s economy has been facing significant challenges for the past few years due to the combined effect of the ongoing crisis in Eastern Ukraine, the deterioration of Russia’s relationships with many Western countries, the economic and financial sanctions imposed in connection with these events on certain Russian companies and individuals, as well as against entire sectors of Russian economy, by the U.S., EU, Canada and other countries, a steep decline in oil prices, a record weakening of the Russian ruble against the U.S. dollar, a lack of access to financing for Russian issuers, capital flight and a general climate of political and economic uncertainty, among other factors. More recently, the ongoing COVID-19 pandemic and related lockdown measures have also contributed to the deterioration of the Russian economy. Consumer spending generally remained cautious even prior to the COVID-19 pandemic, which upended the modest recovery of the Russian economy in the few preceding years. The outbreak of the COVID-19 strain of coronavirus and associated responses from various countries around the world, which began in early 2020 and continue to unfold to date, have negatively affected consumer demand across the globe and across industries. As a result, the Russian ruble has significantly and abruptly depreciated against the U.S. dollar and euro, and such volatile exchange rate environment continues to prevail even though the oil prices have rebound somewhat. The full scope of the negative impact of the ongoing COVID-19 pandemic and the lockdown measures adopted in response may have on the Russian economy remains unclear but is likely to be very significant. A prolonged economic slowdown in Russia could have a significant negative effect on consumer spending in Russia and, accordingly, on the Group’s business. As a result of the challenging operating environment in Russia, the Group has experienced slower payment volume growth in certain payment categories. Further adverse changes in economic conditions in Russia could adversely impact the Group’s future revenues and profits and cause a material adverse effect on its business, financial condition and results of operations.

A substantial part of the Russian population continues to rely on cash payments, rather than credit and debit card payments or electronic banking. The Group’s business has developed as a network of kiosks and terminals allowing consumers to use physical currency for online payments. While the Group has since largely outgrown that model, kiosks and terminals network remains a significant part of the Group’s infrastructure as a reload and client acquisition channel for Qiwi Wallet. Over time, the prevalence of cash payments is declining as a greater percentage of the population in emerging markets is adopting credit and debit card payments and electronic banking, and QIWI kiosks and terminals network is decreasing as the market evolves towards a higher share of digital payments. In 2020, the Group’s physical distribution network also was and to a certain extent continues to be, negatively affected by the spread of COVID-19 pandemic, corresponding lockdown measures, and other restrictions that limited users' access to certain retail locations as well as the overall activity of the population. Other factors could also contribute to a decline in the use of kiosks and terminals, including regulatory changes, increases in consumer fees imposed by the agents and development of alternative payment channels. All of these factors could have a material adverse effect on the Group’s business, financial condition and results of operations.

Moreover, the financial services industry in which the Group operates with its payment services and other financial services that QIWI provides is highly competitive, and its ability to compete effectively is therefore of paramount importance. In recent years, the Group has started expanding its product portfolio beyond our traditional payment services business to include other types of financial services, such as digital banking services for small and medium enterprises (“SME”) and factoring and digital bank guarantees products. In connection with each of these projects, QIWI faces intense competition from a multitude of commercial and retail banks. Such banking institutions often have more established businesses in the various services similar to those offered by the Group. Any increase in competition by other market participants, or any shift of customer preferences in their favor due to any real or perceived advantages of their products, could result in a loss of consumers and harm to QIWI’s payment volume, revenue and margins. As major commercial and retail banks increase their online and virtual presence and come up with increasingly sophisticated products directly competing with the Group’s core competencies, its competitive position could be severely undermined, resulting in reduced demand for its products, both with respect to its payment services business and the other financial services projects that QIWI is pursuing. If the Group is unable to compete successfully for consumers, agents, merchants or other partners, its business, financial condition and results of operations could be materially adversely affected.

Regulatory environment

The QIWI’s business is impacted by laws and regulations that affect its industry, the number of which has increased significantly in recent years. The Group is subject to a variety of regulations aimed at preventing money laundering and financing criminal activity and terrorism, financial services regulations, payment services regulations, consumer protection laws, currency control regulations, advertising laws, betting laws and privacy and data protection laws and therefore experience periodic investigations by various regulatory authorities in connection with the same, which may sometimes result in monetary or other sanctions being imposed on the Group.

In recent years, for example, the CBR has considerably increased the intensity of its supervision and regulation of the Russian banking sector. Qiwi Bank has been the subject of CBR investigations in the past that have uncovered various violations and deficiencies in relation to, among other things, reporting requirements, anti-money laundering, cybersecurity, compliance with applicable electronic payments thresholds requirements and other issues which management believes QIWI has generally rectified. In the second half of 2020, the CBR, acting in its supervisory capacity, performed another routine scheduled audit of Qiwi Bank. In the course of this audit the CBR has identified certain violations and deficiencies with respect to compliance with applicable banking legislation and regulations and reporting requirements to the CBR. The monetary fine imposed on Qiwi Bank as a result of these findings was 11. In addition, the CBR introduced certain restrictions with respect to Qiwi Bank’s operations, including, effective from December 7, 2020, the suspension or limitation of most types of payments to foreign merchants and money transfers to pre-paid cards from corporate accounts. Management is currently working closely with the CBR to remediate the identified deficiencies and violations and eliminate or narrow down the restrictions that have been imposed. As a result of such cooperation, the CBR permitted QIWI to resume processing payments to certain key foreign merchants and lifted some of the other restrictions imposed in December 2020. However, there can be no assurance that there will be any further easing of the restrictions that were originally imposed, or that they will not ultimately become permanent, including through the adoption of new laws or regulations. The restrictions introduced by the CBR are expected to have a substantial negative effect on the Group’s business, financial condition and results of operations. While management is taking measures to minimize the effect of the restrictions on QIWI business, no assurance can be given that we will be successful in doing so. Additionally, this abrupt termination of services of a large number of merchants may have reputational risks for the Group going forward.

There can be no assurance that new sanctions will not be imposed on QIWI as a result of such or any past or future findings and that the Group will not come under greater CBR scrutiny in connection with any perceived deficiencies in its conduct, or that any currently planned or future inspections will not result in discovery of any significant or minor additional violations of various banking regulations, and of what sanctions the CBR may impose on QIWI in connection with such deficiencies or violations. Any such sanctions could have a material adverse effect on its business, financial condition and results of operations.

As part of its business operations, the Group provides payment processing services to a number of merchants in the betting industry. Processing payments to such merchants represents a significant portion of the Group’s revenues. Processing such payments generally carries higher margins than processing payments to merchants in most other categories. Moreover, the repayment of winnings by such merchants to customers also serves as an important and economically beneficial Qiwi Wallet reload channel and new customer acquisition tool. The Group’s operating results will continue to depend on merchants in the betting industry and their use of the Group’s services for the foreseeable future. The betting industry is subject to extensive and actively developing regulation in Russia, as well as increasing government scrutiny. In 2016 QIWI Bank established a TSUPIS together with one of the self-regulated associations of bookmakers in order to be able to accept such payments, and we thereby became one of the two payment services providers that are able to accept electronic bets on behalf of sports betting companies in Russia.

In December 2020, a new law was adopted, abolishing the mandatory participation of bookmakers in self-regulated organizations, establishing a Unified Gambling Regulator as a new governmental agency with broad authority to oversee the betting market, and creating the role of a single Unified Interactive Bets Accounting Center. This role is required to be assigned to a credit institution specifically authorized by the President of Russia based on a proposal made by the Government. By the end of September 2021, such newly-appointed Unified Interactive Bets Accounting Center will replace the existing TSUPIS. If the Group is not able to secure an active role in this new industry landscape, it may experience a decrease in or complete loss of payment volumes and income associated directly or indirectly with the TSUPIS established by Qiwi Bank. This or any further significant change in betting legislation may negatively affect the payment volume, revenue and margins of QIWI Payment Services business, as well as overall usage of Qiwi Wallet.

Further, under the Russian betting legislation, the betting merchants that we serve may become "blacklisted" by the government if they have been found to be in violation of applicable Russian laws, in which case the Group has to discontinue servicing them. The Group has already experienced a number of instances where certain providers have been blacklisted and we observe that this trend is gaining momentum and further blacklistings are likely. Furthermore, in March 2021, a draft bill was submitted to the Russian legislature that would prohibit Russian credit institutions from contracting with any betting merchants, including foreign ones, that are not on a list of specifically approved betting merchants maintained by the regulator, or with foreign banks, foreign payment institutions and other payment facilitators processing or facilitating in any way payments of the "blacklisted" betting merchants. If this proposal becomes law, it will usher in a significant change of the regulatory regime, effectively replacing the prohibition on working with blacklisted merchants with a permission to work with "whitelisted" merchants exclusively. Both further blacklistings and any regulatory developments that impose additional restrictions on the betting industry may result in the contraction of the betting sector or QIWI’s share in this market and therefore adversely affect its financial condition and results of operations.

The Group contracts with some of international merchants in U.S. dollars and other currencies such as Euros. Recently it started to encounter difficulties in conducting such transactions, even with respect to largest and most well-known international merchants, due to the refusal of an increasing number of the Group’s U.S. relationship banks and the correspondent U.S. banks of the Group’s non-U.S. relationship banks to service U.S. dollar payments. Even though the Group still maintains a number of U.S. dollar accounts with various financial institutions, at the same time the Group is already conducting a portion of U.S. dollar transactions with international merchants in other currencies, bearing additional currency conversion costs. No assurance can be given that such institutions or their respective correspondent banks in the U.S. will not similarly refuse to process the Group’s transactions, thereby further increasing the currency conversion costs that the Group has to bear or that international merchants will agree to accept payments in any currency, but the U.S. dollar in the future. If the Group is not able to conduct transactions in U.S. dollars, it may bear significant currency conversion costs or lose some merchants who will not be willing to conduct transactions in currencies other than the U.S. dollars, and the Group’s business, financial condition and results of operations may be materially adversely affected. Management can give no assurance that similar issues would not arise with respect to the Group’s transactions in other currencies, such as the Euro, which could have similarly adverse consequences.

Know-your-client requirements in Russia

The Group’s business is currently subject to know-your-client (KYC) requirements established by Federal Law of the Russian Federation No. 115-FZ “On Combating the Legalization (Laundering) of Criminally Obtained Income and Funding of Terrorism”, dated August 7, 2001, as amended, or the Anti-Money Laundering Law. Based on the Anti-Money Laundering Law management distinguishes three types of consumers based on their level of identification, being anonymous, identified through a simplified procedure and fully identified. There can be no assurance that the Group will always be able to collect all necessary data to perform the identification procedure in full or that the data the users provide us for the purposes of identification will not contain any mistakes or misstatements and will be correctly matched with the information available in the governmental databases. Due to the lack of clarity and gaps existing under the current customer identification legislation, management has to employ a risk-based approach to customer KYC and sometimes make judgment calls in applying anti-money laundering legislation, with the resulting risk of being found in non-compliance with it. Thus, current situation could cause the Group to be in violation of the identification requirements. In case management is forced to change its approaches to identification procedure or in case the identification requirements are further tightened, it could negatively affect the number of our consumers and, consequently, volumes and revenues. Additionally, Russian anti-money laundering legislation is in a constant state of development and is subject to varying interpretations. If the Group is found to be in non-compliance with any of its requirements, it could not only become subject to fines and other sanctions, but could also have to discontinue to process operations that are deemed to be in breach of the applicable rules and lose associated revenue streams.

Risk of cybersecurity breach

The Group stores and/or transmits sensitive data, such as credit or debit card numbers, mobile phone numbers and other identification data, and the Company has ultimate liability to its customers for the failure to protect this data. The Company has experienced breaches of its security by hackers in the past, and breaches could occur in the future. In such circumstances, the encryption of data and other protective measures have not prevented unauthorized access and may not be sufficient to prevent future unauthorized access. Any breach of the system, including through employee fraud, may subject the Company to material losses or liability, including fines and claims for unauthorized purchases with misappropriated credit or debit card information, identity theft, impersonation or other similar fraud claims. These risks are exacerbated by the COVID-19 pandemic and related lockdowns, since unauthorized access to data may potentially be easier when a large percentage of employees works from home. Moreover, even in the absence of an emergency event such as a cyberbreach, the Group may at times be found to be not in compliance with applicable personal data processing and transfer legislation, which is actively developing and becoming increasingly complex throughout the world, including in Russia. A misuse of such sensitive data or a cybersecurity breach could harm the Group’s reputation and deter clients from using electronic payments as well as kiosks and terminals generally and any of the Group’s services specifically, increase operating expenses in order to correct the breaches or failures, expose the Group to uninsured liability, increase risk of regulatory scrutiny, subject the Group to lawsuits, result in the imposition of material penalties and fines by state authorities and otherwise materially adversely affect the Group’s business, financial condition and results of operations.

Taxation in Cyprus

As of today, there are no specific transfer pricing rules or any transfer pricing documentation requirements in the Cyprus tax laws with respect to any other related party transactions. However, Cyprus is in the late stages of adopting transfer pricing rules, covering all types of inter-company transactions and require the preparation of a Local and Master File as well as Summary Information Table in line with the OECD Transfer Pricing Guidelines (subject to the relevant thresholds). The Cyprus draft transfer pricing legislation is expected to be enacted within the coming months.

Furthermore, on March 19, 2019 the Cypriot Ministry of Finance circulated, on March 19, 2019, a draft bill (the Bill) to transpose the European Union (EU) Directive 2018/822/EU of May 25, 2018 on the mandatory disclosure and exchange of cross-border tax arrangements (referred to as DAC6 or the Directive) into the Cypriot national legislation. The Bill will amend the existing Cypriot law on Administrative Cooperation in the field of Taxation. The Directive requires intermediaries (including EU-based tax consultants, banks and lawyers) and in some situations, taxpayers, to report certain cross-border arrangements (reportable arrangements) to the relevant EU member state tax authority. Cross-border arrangements will be reportable if they contain certain features (known as hallmarks). The hallmarks cover a broad range of structures and transactions. Determining if there is a reportable cross-border arrangement raises complex technical and procedural issues for taxpayers and intermediaries. The Company would review its policies and strategies for logging and reporting tax arrangements to ensure its compliance with the abovesaid obligations.

On June 24, 2020, the Council of the European Union announced that the EU will give EU Member States the option of more time to comply with certain rules on cross-border information reporting. The deferral is provided as a response to the COVID-19 pandemic.

The rules of the Directive are already effective as from June 25, 2018 and any legally reportable cross-border arrangements starting from the effective date must be disclosed by August 31, 2020 (extended until February 28, 2021). Based on an announcement issued by the Cyprus tax authorities on February 3, 2021, the Directive is expected to be incorporated into the Cyprus legislation soon and the deadline for submission of any information is extended until March 31, 2021 for reportable cross border arrangements that have been made between (a) 25 June 2018 and 30 June 2020, (b) between January 1, 2021 and January 31, 2021 and (c) between January 1, 2021 and February 28, 2021.

Following the global trend on increase of substance requirements in various jurisdictions, starting from 2019 certain jurisdictions (including traditional offshore jurisdictions) implement legislation that requires companies registered in the relevant offshore jurisdiction to maintain actual substance on the territory of such jurisdictions, which may include, amongst others, the qualified personnel, premises located in the particular jurisdiction, reasonable expenses to support daily operation of the company.

It cannot be excluded that the Group might be subject to additional costs and/or tax liabilities resulted from the said requirements, which could have a material adverse effect on the Group’s business, financial condition and results of operations.

Taxation in the Russian Federation

Russian and the CIS’s tax, currency and customs legislation is subject to varying interpretations, and changes, which can occur frequently. For instance, introduction of the concept of beneficial ownership may result in the inability of the foreign companies within the Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia. Recent court cases demonstrate that the Russian tax authorities actively challenge application of double tax treaty benefits retroactively (i.e. prior to concept of beneficial ownership was introduced in the Russian Tax Code) on the grounds that double tax treaties already include beneficial ownership requirement to allow application of reduced tax rates or exemptions. In these cases, the Russian tax authorities obtained relevant information by means of information exchange with the foreign tax authorities.

Withholding tax at the rate of 15% is applied to any dividends paid by the entities incorporated in Russia to the entities incorporated outside of Russia. The Group commonly seeks to claim treaty protection, as such withholding tax rate (hereinafter “WHT)” may be reduced to 5% under the available Double Tax Treaty (including Cyprus) if certain conditions stipulated thereto are met.

The new Protocol of September 8, 2020 has come into effect from January 2021 increased WHT rates in respect of interest and dividend income to 15% (though it provides for a number of exceptions where the lower rates of 5% or 0% are envisaged). The reduced 5% tax rate in respect of dividend and interest income is envisaged for certain categories of income recipients, including public companies whose shares are listed on a registered stock exchange provided that at least 15% of the voting shares of that company are in free float and which holds directly at least 15% of the capital of the company paying the dividends throughout a 365 day period that includes the day of payment of the dividends.

The Company believes that it fulfills the conditions for application of the reduced 5% tax rate under the amended Russia-Cyprus Double Tax Treaty in respect of dividend income. However, there is no assurance that the Russian Ministry of Finance will not revise its position in the future or that the Russian tax authorities will not challenge the Company’s position in this respect. It is rather unlikely that the reduced WHT rate under the Russia-Cyprus Double Tax Treaty will be applied to interest income.Starting from January 1, 2017, the Russian Tax Code requires the tax agent to obtain confirmation from the non-resident holder-legal entity that it is the beneficial owner of the relevant income. Russian tax law provides neither the form of such confirmation nor the precise list of documents which can demonstrate the beneficial owner status of the recipient with respect to the received income. Due to the introduction of these changes, there can be no assurance that treaty relief at source will be available in practice. According to the recent clarifications of the Russian tax authorities, a foreign company may not benefit from a double tax treaty if its activity does not have a real business purpose, if such company does not bear any risks that are normal for business activity, such company does not benefit from the use of such income and its employees actually do not control/ manage such company. If activities of the company are limited to investments and/or financing of a group of companies, it cannot be considered as an independent business activity and it is not enough to confirm the beneficial owner status of the recipient of income. In addition, it is unclear how the beneficial ownership concept will evolve in the future. As a result, there is a risk that application of the concept of beneficial ownership may result in the inability of the foreign companies within our Group to claim benefits under a double taxation treaty through structures which historically have benefited from double taxation treaty protection in Russia.

Company intends to use simplified approach for confirmation of the beneficial ownership status that has recently been adopted for public companies with shares and (or) depository receipts comprising more that 25% of their share capital admitted to trade on a qualifying stock exchange if the respective confirmation letter on its beneficial ownership status and documents confirming publicly traded company status are in place. Since this simplified approach is relatively new and untested there is no assurance that the Russian tax authorities will not challenge our beneficial ownership status.

On November 27, 2017 the Federal Law No. 340-FZ introducing country-by-country reporting (“CbCR”) requirements was published. In accordance with the CbCR requirements, if the Group reaches the reporting threshold in Russia (over RUB 50 billion), or alternatively in any other jurisdiction of presence (e.g. in Cyprus, where the Decree issued by the Cyprus Minister of Finance on December 30, 2016 introduced a mandatory CbCR for multinational enterprise groups generating consolidated annual turnover exceeding EUR 750 million) the Group may be liable to submit relevant CbCR.

In addition, on November 24, 2016, the OECD published the multilateral instrument (“MLI”) which introduces new provisions to existing double tax treaties limiting the use of tax benefits provided thereof, e.g. by means of introduction of the “business purpose” test. To date the MLI has been ratified by Russia with respect to more than 71 double tax treaties signed by Russia with potential effective date of January 1, 2021. Starting from 2021, MLI has come into effect in respect of withholding taxes covered by tax treaties concluded by the Russian Federation with 34 countries (including tax treaty with Cyprus). Application of MLI could potentially limit tax benefits granted by double tax treaties of Russian Federation and Cyprus.

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions. It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future.

There can be no assurance that the Russian Tax Code will not be changed in the future in a manner adverse to the stability and predictability of the Russian tax system. These factors, together with the potential for state budget deficits, raise the risk of the imposition of additional taxes on the Group. The introduction of new taxes or amendments to current taxation rules may have a substantial impact on the overall amount of the Group’s tax liabilities. There is no assurance that it would not be required to make substantially larger tax payments in the future, which may adversely affect the Group’s business, financial condition and results of operations.

In its decision No 138-0 dated July 25, 2001, the Constitutional Court of the Russian Federation, or the Constitutional Court, introduced the concept of “a taxpayer acting in a bad faith” without clearly stipulating the criteria for it. Although this concept is not defined in Russian tax law, it has been used by the tax authorities to deny, for instance, the taxpayer’s right to obtain tax deductions and benefits provided by the tax law. The tax authorities and courts often exercise significant discretion in interpreting this concept in a manner that is unfavorable to taxpayers.

The concept of “unjustified tax benefit” was formulated in Resolution No. 53 issued by the Plenum of the Supreme Arbitrazh Court of the Russian Federation in 2006. The concept is defined in the resolution mainly by reference to specific examples of tax benefits obtained as a result of a transaction that has no reasonable business purpose and which may lead to disallowance of their application.

On July 19, 2017, new anti-avoidance provisions were introduced into the Russian Tax Code and the Article 54.1 of the Russian Tax Code was adopted, which replaced the previously existing concept of “unjustified tax benefit”. These anti-avoidance  provisions provide forestablish two specific criteria that should be met simultaneously to entitle a taxpayer to reduce the tax base or the amount of tax: (i) the main purpose of the transaction (operation) is not a non-payment (incomplete payment) and (or) offset (refund) of the amount of tax; and (ii) the obligation under the transaction (operation) is executed by a person who is a party to a contract entered into with the taxpayer and / or a person to whom the obligation to execute a transaction (operation) was transferred under a contract or law. The Russian Tax Code specifically indicates that signing of primary documents by an unidentified or unauthorized person, violation by the counterparty of tax legislation, the possibility to obtain the same result by a taxpayer by entering into other transactions not prohibited by law cannot be considered in itself as a basis for recognizing the reduction of the tax base or the amount of tax unlawful. However, application of these criteria is still under consideration of the tax authorities, therefore, no assurance can be given that positions of taxpayers will not be challenged by the Russian tax authorities

The Russian Ministry of Finance issued clarifications that the concepts expressed in Resolution No. 53 and evolved in the relevant court practice should not be applied by the enactment of new anti-avoidance rules. However, it cannot be excluded that this new concept could be applied by the tax authorities in a broader sense. There were some recent publications in mass media with reference to the Head of Federal Tax Service of the Russian Federation stating that more than 85% of tax disputes based on Article 54.1 of the Russian Tax Code are ruled out in favor of the tax authorities. In view of this trend and taking into the account the uncertainties with application of anti-avoidance concept, this couldpossibly expose the Group to significant fines and penalties and to enforcement measures, despite the best efforts at compliance, and could result in a greater than expected tax burden.

The existing Russian transfer pricing rules became effective from January 1, 2012. Under these rules the Russian tax authorities are allowed to make transfer-pricing adjustments and impose additional tax liabilities in respect of certain types of transactions (“controlled” transactions). The list of the “controlled” transactions includes transactions with related parties (with several exceptions such as guarantees between Russian non-banking organizations and interest-free loans between Russian related parties) and certain types of cross border transactions. Starting from 2019 transactions between Russian tax residents will be controlled only if the amount of income from the transactions between these parties within one year exceeds RUB 1 billion and at the same time one of the conditions stipulated in Article 105.14 of Russian Tax Code (e.g., the parties to the transaction apply different corporate income tax rates) is met. Certain other transactions, such as foreign trade transactions in commodities traded on global exchanges, transactions with parties from blacklisted countries, transactions between related parties under participation of the independent intermediary, as well as transactions between the Russian tax resident and foreign tax resident (related parties) remain under control in case the amount of income from transactions between these parties within one year exceeds RUB 60 million threshold. The new rules apply to transactions, under which income (expenses) from such controlled transactions are recognised after January 1, 2019. As a side effect, the Russian tax authorities who are entitled to perform tax audits of Russian taxpayers with focus on compliance with existing transfer pricing legislation will no longer be involved in tax audit of transactions between Russian parties due to increased limits on transactions between Russian tax residents but they will be able to pay more attention to cross-border transactions.

The burden of proving market prices, as well as keeping specific documentation, lies with the taxpayers. In certain circumstances, the Russian tax authorities may apply the transfer pricing rules and methods in cases where the rules are formally not applicable, claiming additional tax charges calculated using the transfer rules but based on other tax concepts (e.g. unjustified tax benefit, lack of economic justification of expenses, etc.).

It is therefore possible that the Group entities established in Russia may become subject to transfer pricing tax audits by tax authorities in the foreseeable future. Due to the uncertainty and lack of established practice of application of the Russian transfer pricing legislation the Russian tax authorities may challenge the level of prices applied by the Group under the “controlled” transactions (including certain intercompany transactions) or challenge the methods used to prove prices applied by the Group, and as a result accrue additional tax liabilities. If additional taxes are assessed with respect to these matters, they could have a material adverse effect on the Group’s business, financial condition and results of operations.

Risk assessment

The Group’s management believes that its interpretation of the relevant legislation is appropriate and is in accordance with the current industry practice and that the Group’s currency, customs, tax and other regulatory positions will be sustained. However, it is possible that a taxation authority will accept an uncertain tax treatment and the maximum effect of additional losses, if the authorities were successful in enforcing their different interpretations, could be significant, and amount up to RUB 2.4 billion that was assessed by the Group as of December 31, 2020 (RUB 3 billion as of December 31, 2019).

Insurance policies

The Group holds no insurance policies in relation to its assets, operations, or in respect of public liability or other insurable risks. There are no significant physical assets to insure. Management has considered the possibility of insurance of business interruption in Russia, but the cost of it outweighs the benefits in management’s view.

Legal proceedings

In the ordinary course of business, the Group is subject to legal actions and complaints. Management believes that the ultimate liability, if any, arising from such actions or complaints will not have a material adverse effect on the financial condition or the results of future operations of the Group.

Following the disclosure of the restrictions imposed by the CBR on us in December 2020 the Group and certain of its current and former executive officers have been named as defendants in two lawsuits in the United States District Court for the Eastern District of New York that were filed in December 2020 and January 2021 and have been coordinated before the same judge. These lawsuits allege that the defendants made certain false or misleading statements that were supposedly revealed when the CBR audit results and restrictions were disclosed in December 2020, which the plaintiffs perceive as a violation of Sections 10(b) and 20(a) of the 1934 Securities Exchange Act, and seek damages and other relief based upon such allegations. Management believes that these lawsuits are without merit and intend to defend against them vigorously, and expects to incur certain costs associated with defending against these actions. At this early stage of the litigations, the ultimate outcomes are uncertain and management cannot reasonably predict the timing or outcomes, or estimate the amount of loss, if any, or their effect, if any, on the Group’s financial statements. Any negative outcome could result in payments of substantial monetary damages and accordingly Group’s business could be seriously harmed.

Pledge of assets

As of December 31, 2020, the Group pledged debt securities (government bonds) with the carrying amount of 4,339 (December 31, 2019 – 3,628) as collateral for bank guarantees issued on Group’s behalf to its major partners and for credit facilities received.

Guarantees issued

The Group issues financial and performance guarantees to non-related parties for the term up to five years at market rate. The amount of guarantees issued as of December 31, 2020 is 22,036 (as of December 31, 2019 – 8,545).

Credit related commitments

The primary purpose of these instruments is to ensure that funds are available to a customer as required. Commitments to extend credit represent unused portions of credit limits of instalment card loans of both activated and not activated customers. Commitments to extend credit are contingent upon customers firstly activating their credit limits and further maintaining specific credit standards. Since the sale of Sovest’ loans portfolio in mid 2020 the Group has no any significant outstanding credit limits and related commitments as of December 31, 2020 (RUB 26.8 billion as of December 31, 2019).

An analysis of changes in the ECL allowances due to change in corresponding gross carrying amounts for the years ended December 31 was the following:

	2018	2019	2020
ECL allowance as of January 1,	(111)	(84)	(98)
Changes because of financial instruments (originated or acquired)/derecognized during the reporting period	27	(14)	22
Amounts written off	—	—	76
ECL allowance as of December 31,	(84)	(98)	—